Submission	Apr. 30, 2025
Submission [Line Items]
Central Index Key	0000021665
Registrant Name	COLGATE PALMOLIVE CO
Registration File Number	333-275201
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES